Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Summary of Shareholding structure of Shareholders of Parent

As of June 30, 2025 issued share capital of the Company was as follows:

	Shares (number)	Share Capital (in thousand Euros)
Class A shares of euro 0.12 nominal value each	326,898,645	39,234
Class B shares of euro 1.20 nominal value each	13,500,793	16,201
Class C shares of euro 1.08 nominal value each	9,770,000	10,552
Total	350,169,438	65,987

Summary of authorized share capital

As of June 30, 2025 and December 31, 2024, authorized share capital was as follows:

June 30, 2025	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A Shares	409,770,000	0.12	49,172
Class B Shares	40,230,000	1.20	48,276
Conversion shares	9,770,000	1.08	10,552
Total	459,770,000		108,000

December 31, 2024	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A Shares	409,770,000	0.12	49,172
Class B Shares	40,230,000	1.20	48,276
Conversion shares	9,770,000	1.08	10,552
Total	459,770,000		108,000

Summary of Movement of Share Capital And Share premium

During the six months ended June 30, 2025, there were the following share capital and share premium movements:

	Shares (number)	Price per Share (Euros)	Share Capital (In thousand Euros)	Share Premium (In thousand Euros)
At December 31, 2024	260,633,072		55,243	531,113
January 2025: Stock option plan execution (MSOP/RSU) (Class A shares)	16,189	0.12	2	41
January 2025: Capital increase (ATM) (Class A shares)	739,742	0.12	89	314
February 2025: Stock option plan execution (RSU) (Class A shares)	574,272	0.12	69	903
February 2025: Capital increase (Private placement) (Class A shares)	26,707,142	0.12	3,205	6,204
March 2025: Stock option plan execution (MSOP/RSU) (Class A shares)	197,136	0.12	24	463
April 2025: Stock option plan execution (RSU) (Class A shares)	309,899	0.12	37	1,490
May 2025: Stock option plan execution (RSU) (Class A shares)	16,170	0.12	2	28
June 2025: Stock option plan execution (RSU/ESPP) (Class A shares)	757,242	0.12	91	199
June 2025: Capital increase (Private Placement) (Class A shares)	22,458,944	0.12	2,695	2,217
June 2025: Capital increase (Private Placement - SETT) (Class A shares)	37,759,630	0.12	4,531	3,825
June 2025: Off sett share premium and accumulated deficit	—	—	—	(542,972)
At June 30, 2025	350,169,438		65,987	3,825